Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in equity [abstract]
Beginning balance equity	$ 2,961,007	$ 2,660,590
Share of net income	286,723	460,825
Ending balance equity	3,111,789	2,961,007
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	100,713	88,574
Share of net income	33,850	40,760
Interest on loan to non-controlling interest	(3,499)	(3,184)
Distributions to non-controlling interest	(30,921)	(31,153)
Repayment of loan by non-controlling interest		5,312
Participating funding from non-controlling interest	2,980	1,099
Non-controlling interest associated with mineral properties sold (Note 8)		(1,084)
Other	540	389
Ending balance equity	103,663	100,713
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	59,089	51,992
Share of net income	25,467	32,292
Interest on loan to non-controlling interest	(3,499)	(3,184)
Distributions to non-controlling interest	(26,870)	(22,011)
Ending balance equity	54,187	59,089
Masbate Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	16,653	16,302
Share of net income	5,567	351
Ending balance equity	22,220	16,653
Otjikoto Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	24,927	20,727
Share of net income	3,471	7,641
Distributions to non-controlling interest	(4,051)	(9,142)
Repayment of loan by non-controlling interest		5,312
Other	732	389
Ending balance equity	25,079	24,927
Other Mineral Properties | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	44	(447)
Share of net income	(655)	476
Participating funding from non-controlling interest	2,980	1,099
Non-controlling interest associated with mineral properties sold (Note 8)		(1,084)
Other	(192)	0
Ending balance equity	$ 2,177	$ 44